Fixed Assets (Tables)	3 Months Ended
Sep. 30, 2023
Fixed Assets [Abstract]
Schedule of fixed assets
	2023	2022
As of June 30,
Cost	1,171,286	10,617
Accumulated Amortization	(29,204)	(1,699)
Net book amount	$1,142,082	$8,918

Three months ended September 30, 2023
Opening net book amount	1,142,082	8,918
Effect of changes in foreign exchange rates	(14,227)	-
Additions	104,441	-
Depreciation (i)	(40,631)	(425)
Closing net book amount	$1,191,665	$8,494

As of September 30, 2023
Cost	1,261,500	10,617
Accumulated Depreciation	(69,835)	(2,123)
Net book amount	$1,191,665	$8,494